Reserves for Losses and Adjustment Expenses	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Reserves for Losses and Adjustment Expenses	Reserve for Losses and Loss Adjustment Expenses
The following table represents a reconciliation of beginning and ending consolidated reserve for losses and loss adjustment expenses for the twelve months ended December 31, 2025, 2024 and 2023:

	As at December 31,
	2025	2024	2023

	($ in millions)
Reserve for losses and loss adjustment expenses at the start of the year	$8,122.6	$7,810.6	$7,710.9
Less unpaid losses recoverable from reinsurers at the start of the year	(4,172.0)	(4,577.8)	(4,897.7)
Net reserve for losses and loss adjustment expenses at the start of the year	3,950.6	3,232.8	2,813.2

Net incurred losses and loss adjustment expenses related to:
Current year	1,654.3	1,682.2	1,492.2
Prior years	(107.6)	35.6	60.8
Total incurred	1,546.7	1,717.8	1,553.0
Net paid losses and loss adjustment expenses related to:
Current year	(203.8)	(200.2)	(161.1)
Prior years	(939.8)	(741.3)	(1,011.9)
Total paid	(1,143.6)	(941.5)	(1,173.0)

Foreign exchange losses/(gains)	89.4	(58.5)	39.6

Net reserve for losses and loss adjustment expenses at the end of the year	4,443.1	3,950.6	3,232.8
Plus unpaid losses recoverable from reinsurers at the end of the year	4,281.9	4,172.0	4,577.8
Reserve for losses and loss adjustment expenses at the end of the year	$8,725.0	$8,122.6	$7,810.6
For the twelve months ended December 31, 2025, there was a decrease of $107.6 million in the Company’s estimate of the ultimate claims to be paid in respect of prior accident years compared to an increase of $35.6 million for the twelve months ended December 31, 2024.
Insurance: Net favorable reserve development of $105.4 million for the twelve months ended December 31, 2025, due to favorable prior year development on post-LPT accident years of $98.4 million and the favorable movement of $7.0 million due to the impact of the LPT.
Reinsurance: Net favorable reserve development of $2.2 million for the twelve months ended December 31, 2025, due to favorable prior year development on post-LPT accident years of $28.9 million, partially offset by the unfavorable impact of the LPT of $26.7 million.
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance for each of the years ended December 31, 2016 through 2025. Under the LPT agreement, the Company has reinsured net losses incurred on all accident years 2019 and prior. This has resulted in IBNR in the loss development triangles for 2019 and prior to be Nil. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2025.
The Company has chosen to disaggregate the business in its Insurance segment, for the purposes of these loss development triangles as: Property; Casualty; Marine, Aviation and Energy; and Financial and Professional insurance lines. The Company considers that this presentation of its Insurance lines loss development triangles more precisely reflects meaningful trending information. The Company presents its loss development triangles for the Reinsurance segment in line with the reportable reinsurance lines: Property Catastrophe and Other Property; Casualty; and Specialty.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025

	For the Years Ended December 31,										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$239.6	$250.4	$245.2	$246.6	$248.0	$236.3	$235.9	$235.9	$235.9	$235.9	$—	10,758
2017		297.2	260.1	253.2	254.6	275.5	185.6	185.6	185.6	185.6	—	9,719
2018			205.4	208.1	191.7	199.8	190.2	190.2	190.2	190.2	—	8,201
2019				128.2	131.9	104.3	190.8	190.8	190.8	190.8	—	6,875
2020					206.4	200.7	210.8	216.5	216.9	205.7	8.5	7,689
2021						210.4	204.7	197.9	194.4	190.8	5.6	6,828
2022							170.2	177.3	174.0	176.0	8.0	5,884
2023								156.3	135.4	102.8	10.9	4,206
2024									138.3	95.9	37.6	2,494
2025										109.6	31.2	1,781
									Total	$1,683.3

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$67.2	$169.5	$202.2	$224.5	$233.5	$236.3	$235.9	$235.9	$235.9	$235.9
2017		97.0	189.7	223.0	243.9	237.8	185.6	185.6	185.6	185.6
2018			62.6	162.8	184.9	178.6	190.2	190.2	190.2	190.2
2019				49.5	92.4	100.3	190.8	190.8	190.8	190.8
2020					61.8	125.3	153.4	171.5	180.6	188.7
2021						59.2	120.8	152.7	165.3	179.5
2022							41.5	115.2	145.8	159.9
2023								30.4	67.3	72.6
2024									19.6	43.3
2025										25.7
									Total	$1,472.2

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$211.1
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$211.1

	Casualty Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$218.6	$189.7	$185.1	$191.7	$202.9	$248.0	$127.2	$127.2	$127.2	$127.2	$—	4,886
2017		182.6	176.0	180.1	199.0	221.1	72.7	72.7	72.7	72.7	—	5,585
2018			123.7	126.6	137.7	169.0	45.6	45.6	45.6	45.6	—	5,551
2019				126.2	148.6	156.8	52.6	52.6	52.6	52.6	—	5,269
2020					134.6	143.8	142.1	147.9	154.0	155.2	33.2	3,905
2021						176.5	191.6	200.3	198.2	191.9	56.9	3,687
2022							207.9	218.5	214.1	216.2	97.6	3,628
2023								228.5	239.2	251.1	106.6	3,197
2024									240.5	243.2	185.3	2,423
2025										239.7	212.4	1,767
									Total	$1,595.4

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$4.2	$23.1	$40.6	$83.4	$110.8	$126.2	$127.2	$127.2	$127.2	$127.2
2017		3.6	23.1	53.3	98.2	92.4	72.7	72.7	72.7	72.7
2018			3.2	28.1	44.0	59.9	45.6	45.6	45.6	45.6
2019				6.4	18.5	65.3	52.6	52.6	52.6	52.6
2020					—	9.5	36.5	62.0	92.7	102.9
2021						3.2	23.7	54.3	92.7	107.6
2022							9.0	27.2	47.5	79.1
2023								5.6	36.6	85.7
2024									3.4	20.7
2025										3.0
									Total	$697.1

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$898.3
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$898.3

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$260.7	$230.0	$229.8	$230.4	$220.2	$221.9	$197.3	$197.3	$197.3	$197.3	$—	4,443
2017		210.0	200.5	207.3	214.8	226.1	127.0	127.0	127.0	127.0	—	6,080
2018			170.8	207.8	208.9	235.1	151.5	151.5	151.5	151.5	—	5,213
2019				145.6	153.0	124.0	107.6	107.6	107.6	107.6	—	3,709
2020					110.3	111.3	125.8	126.8	151.7	145.7	26.3	3,874
2021						93.0	95.8	95.4	97.2	94.7	10.1	4,785
2022							108.2	106.4	113.5	105.9	18.2	5,405
2023								117.3	110.8	105.4	12.2	4,073
2024									110.0	102.8	27.9	3,661
2025										128.2	66.8	2,351
									Total	$1,266.1

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$30.9	$83.0	$143.5	$165.1	$192.2	$194.9	$197.3	$197.3	$197.3	$197.3
2017		40.3	97.9	140.7	168.8	150.5	127.0	127.0	127.0	127.0
2018			26.8	105.1	133.4	151.5	151.5	151.5	151.5	151.5
2019				33.6	72.6	89.8	107.6	107.6	107.6	107.6
2020					28.6	66.6	88.8	101.3	109.7	114.2
2021						23.5	52.2	64.6	70.6	82.3
2022							24.9	57.7	73.9	81.5
2023								27.8	73.4	86.0
2024									32.4	59.5
2025										39.1
									Total	$1,046.0

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$220.1
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$220.1

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$191.6	$212.4	$217.0	$202.6	$186.3	$187.5	$135.3	$135.3	$135.3	$135.3	$—	1,250
2017		206.9	183.3	188.1	188.9	210.9	137.4	137.4	137.4	137.4	—	1,766
2018			157.5	173.3	154.9	163.6	112.7	112.7	112.7	112.7	—	4,661
2019				249.3	261.9	239.5	132.0	132.0	132.0	132.0	—	23,804
2020					349.6	349.4	339.7	353.9	355.9	374.4	63.5	106,017
2021						287.8	306.5	296.8	297.9	284.8	46.9	34,955
2022							319.2	304.3	272.8	279.6	90.2	3,339
2023								343.4	351.7	350.7	119.3	3,292
2024									428.8	436.6	203.0	4,469
2025										419.2	332.8	4,730
									Total	$2,662.7

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$15.3	$71.5	$102.4	$130.4	$126.5	$131.1	$135.3	$135.3	$135.3	$135.3
2017		27.2	51.2	83.4	117.4	135.9	137.4	137.4	137.4	137.4
2018			20.5	75.0	100.1	112.3	112.7	112.7	112.7	112.7
2019				27.3	87.0	121.7	132.0	132.0	132.0	132.0
2020					47.9	121.7	175.1	227.0	241.6	293.5
2021						43.6	89.9	131.3	162.8	198.9
2022							18.0	76.0	114.9	154.8
2023								21.6	101.1	166.2
2024									90.4	168.2
2025										54.6
									Total	$1,553.6

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$1,109.1
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$1,109.1

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$266.0	$265.3	$263.9	$242.9	$238.2	$229.9	$228.3	$228.3	$228.3	$228.3	$—	1,287
2017		554.0	532.7	514.1	502.9	574.6	437.5	437.5	437.5	437.5	—	1,948
2018			309.8	336.0	326.9	518.1	288.6	288.6	288.6	288.6	—	1,809
2019				214.7	230.4	321.2	160.5	160.5	160.5	160.5	—	1,410
2020					318.5	406.1	354.3	365.3	377.9	376.7	5.6	1,464
2021						663.1	492.4	512.1	504.5	496.2	1.1	1,530
2022							395.9	394.2	387.8	386.0	42.1	1,505
2023								230.7	225.5	202.6	16.8	1,153
2024									262.6	237.0	51.4	1,053
2025										222.2	99.2	702
									Total	$3,035.6

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$55.9	$161.5	$202.0	$212.7	$225.8	$229.9	$228.3	$228.3	$228.3	$228.3
2017		123.3	356.4	415.1	439.3	412.5	437.5	437.5	437.5	437.5
2018			122.5	270.4	270.5	263.3	288.6	288.6	288.6	288.6
2019				28.3	136.3	161.7	160.5	160.5	160.5	160.5
2020					41.8	165.5	237.1	312.6	312.6	349.2
2021						75.5	241.6	375.0	442.5	467.0
2022							65.2	201.3	271.8	305.1
2023								44.8	107.3	154.2
2024									33.3	112.2
2025										45.7
									Total	$2,548.3

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$487.3
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$487.3

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$232.6	$245.2	$244.7	$255.1	$262.4	$253.1	$138.2	$138.2	$138.2	$138.2	$—	2,317
2017		244.4	241.9	252.8	252.2	263.6	111.5	111.5	111.5	111.5	—	2,431
2018			228.4	258.0	265.7	255.8	93.1	93.1	93.1	93.1	—	2,372
2019				234.4	254.7	245.0	53.0	53.0	53.0	53.0	—	2,056
2020					254.6	235.9	199.7	181.6	190.8	206.6	37.5	1,723
2021						207.2	217.1	206.3	202.0	207.5	52.1	1,927
2022							250.5	251.6	250.0	249.4	92.1	2,234
2023								272.9	272.2	271.6	137.4	2,393
2024									291.9	298.7	220.4	1,996
2025										317.1	286.9	1,024
									Total	$1,946.7

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$9.2	$33.6	$64.3	$96.4	$126.5	$138.3	$138.2	$138.2	$138.2	$138.2
2017		8.9	30.6	59.2	97.5	111.4	111.5	111.5	111.5	111.5
2018			7.1	33.6	73.6	93.1	93.1	93.1	93.1	93.1
2019				9.3	36.4	52.6	53.0	53.0	53.0	53.0
2020					9.2	27.9	44.4	71.9	102.4	126.8
2021						7.9	37.5	64.1	97.5	123.0
2022							9.5	31.3	60.5	104.2
2023								8.5	35.6	82.0
2024									9.7	38.8
2025										12.1
									Total	$882.7

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$1,064.0
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$1,064.0

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2025
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$239.2	$240.5	$238.6	$231.1	$226.0	$213.7	$223.7	$223.7	$223.7	$223.7	$—	940
2017		380.3	393.4	377.1	365.6	359.1	364.0	364.0	364.0	364.0	—	1,344
2018			395.0	395.3	393.5	418.2	328.3	328.3	328.3	328.3	—	1,437
2019				474.8	498.3	401.2	400.9	400.9	400.9	400.9	—	1,563
2020					415.0	602.3	376.5	380.3	372.7	374.7	12.6	1,538
2021						157.7	153.0	142.3	138.5	124.4	8.7	1,404
2022							195.4	195.3	200.1	251.6	130.0	1,551
2023								143.2	146.0	124.3	36.9	1,324
2024									155.5	152.4	99.3	1,081
2025										137.0	106.2	833
									Total	$2,481.3

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

	($ in millions)
2016	$58.7	$151.6	$166.5	$184.5	$194.8	$196.2	$223.7	$223.7	$223.7	$223.7
2017		94.9	239.6	271.8	307.4	308.7	364.0	364.0	364.0	364.0
2018			27.6	280.6	314.4	326.2	328.3	328.3	328.3	328.3
2019				274.0	382.5	401.0	400.9	400.9	400.9	400.9
2020					213.3	270.5	291.4	312.1	335.1	344.3
2021						28.5	53.5	76.2	89.1	98.9
2022							26.3	54.4	76.1	98.6
2023								22.7	48.8	68.8
2024									14.4	34.2
2025										17.1
									Total	$1,978.8

		All outstanding liabilities for 2016 and subsequent years, net of reinsurance								$502.5
		All outstanding liabilities before 2016, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$502.5
Reconciliation of Incurred and Paid Claims Development to total Reserve for Losses and LAE

	As at December 31, 2025	As at December 31, 2024
	($ in millions)	($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	$211.1	$268.9
- Casualty insurance lines	898.3	756.0
- Marine, aviation and energy insurance lines	220.1	221.3
- Financial and professional insurance lines	1,109.1	981.3
Total insurance lines	$2,438.6	$2,227.5

Reinsurance lines
- Property catastrophe and other property reinsurance	$487.3	$560.6
- Casualty reinsurance	1,064.0	885.9
- Specialty reinsurance	502.5	442.6
Total reinsurance lines	$2,053.8	$1,889.1

Net loss and LAE	$4,492.4	$4,116.6

Reinsurance recoverable on unpaid losses:
Insurance lines	$2,852.3	$2,698.0
Reinsurance lines	1,429.6	1,474.0
Total reinsurance recoverable on unpaid losses	$4,281.9	$4,172.0

Deferred gain on retroactive contracts	$83.5	$61.2
Unallocated claims incurred	71.8	58.0
Other reinsurance balances recoverable (1)	(259.9)	(311.7)
Carbon syndicate reserves	55.3	26.5
	$(49.3)	$(166.0)

Reserve for losses and loss adjustment expenses at the end of the year	$8,725.0	$8,122.6
____________________
(1)    Other reinsurance balances recoverable primarily include short term recoverables to be collected.
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (unaudited)

Years	1	2	3	4	5	6	7	8	9	10

Property insurance lines	29.8%	37.1%	12.6%	12.6%	3.1%	(4.6)%	—%	—%	—%	—%
Casualty insurance lines	3.8%	18.2%	30.2%	22.5%	1.6%	(1.7)%	0.2%	—%	—%	—%
Marine, aviation and energy insurance lines	25.3%	35.2%	19.3%	12.0%	2.9%	(2.8)%	0.3%	—%	—%	—%
Financial and professional insurance lines	14.4%	27.8%	19.5%	14.8%	4.6%	3.7%	0.8%	—%	—%	—%
Property catastrophe and other property reinsurance	21.3%	42.6%	16.8%	7.0%	2.2%	3.4%	(0.2)%	—%	—%	—%
Casualty reinsurance	6.2%	18.7%	21.4%	18.0%	10.2%	4.1%	—%	—%	—%	—%
Specialty reinsurance	26.0%	29.5%	9.9%	6.6%	3.3%	3.7%	3.1%	—%	—%	—%